Segment Reporting (Details) - Schedule of segment reporting $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CLP ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)		Dec. 31, 2018 CLP ($)		Dec. 31, 2020 USD ($)
Segment Reporting (Details) - Schedule of segment reporting [Line Items]
Net interest income	$ 1,316,788		$ 1,849,681	$ 1,371,278		$ 1,320,977
Net fees and commissions income	445,968		626,448	457,302		359,955
Other operating income	172,054			176,638		165,138
Total operating revenue	1,934,810		2,717,812	2,005,218		1,846,070
Provisions for Expected Credit losses	(547,106)		(768,515)	(331,601)		(249,771)
Depreciation and amortization	(73,357)			(70,541)		(37,681)
Other operating expenses	(804,395)			(831,709)		(802,027)
Income attributable to associates	(5,099)		(7,163)	6,039		6,811
Income before income taxes	504,853		709,163	777,406		763,402
Income taxes	(103,223)			(173,661)		(159,768)
Income after income taxes	401,630		$ 564,166	603,745		603,634
Assets	45,235,494			40,782,224		35,423,930
Current and deferred taxes	315,466			231,650		177,500
Total assets	45,550,960			41,013,874		35,601,430		$ 63,985,053
Liabilities	41,553,568			37,031,824		31,922,807
Current and deferred taxes	311			76,289		4,907
Total liabilities	41,553,879			37,108,113		31,927,714		$ 58,370,387
Operating Segment [Member]
Segment Reporting (Details) - Schedule of segment reporting [Line Items]
Net interest income	1,311,863			1,365,823		1,316,214
Net fees and commissions income	462,831			468,250		372,123
Other operating income	185,529			195,396		199,936
Total operating revenue	1,960,223			2,029,469		1,888,273
Provisions for Expected Credit losses	(462,680)			(347,274)		(281,410)
Depreciation and amortization	(73,357)			(70,541)		(37,681)
Other operating expenses	(830,454)			(855,412)		(825,033)
Income attributable to associates	(4,661)			6,450		7,255
Income before income taxes	589,071			762,692		751,404
Income taxes	(125,962)			(169,683)		(156,531)
Income after income taxes	463,109			593,009		594,873
Assets	45,842,967			41,297,423		36,036,475
Current and deferred taxes	380,894			321,305		262,582
Total assets	46,223,861			41,618,728		36,299,057
Liabilities	42,497,282			38,014,216		32,989,997
Current and deferred taxes	311			76,289		4,907
Total liabilities	42,497,593			38,090,505		32,994,904
Retail [Member] | Operating Segment [Member]
Segment Reporting (Details) - Schedule of segment reporting [Line Items]
Net interest income	940,088			1,020,346		976,698
Net fees and commissions income	265,233			268,345		184,494
Other operating income	26,233			37,225		42,490
Total operating revenue	1,231,554			1,325,916		1,203,682
Provisions for Expected Credit losses	(325,852)			(332,833)		(287,073)
Depreciation and amortization	(59,933)			(57,826)		(29,621)
Other operating expenses	(569,247)			(588,997)		(563,643)
Income attributable to associates	(5,139)			4,826		5,454
Income before income taxes	271,383			351,086		328,799
Assets	18,800,897			18,215,859		16,425,483
Liabilities	13,647,952			10,735,252		10,399,587
Wholesale [Member] | Operating Segment [Member]
Segment Reporting (Details) - Schedule of segment reporting [Line Items]
Net interest income	377,301			366,638		356,167
Net fees and commissions income	55,704			49,492		45,576
Other operating income	49,186			62,153		62,302
Total operating revenue	482,191			478,283		464,045
Provisions for Expected Credit losses	(136,448)			(14,375)		5,545
Depreciation and amortization	(7,155)			(6,605)		(5,029)
Other operating expenses	(151,367)			(151,949)		(152,235)
Income attributable to associates	97			1,020		1,213
Income before income taxes	187,318			306,374		313,539
Assets	10,811,021			10,765,728		10,591,702
Liabilities	9,980,003			9,160,441		9,873,018
Treasury [Member] | Operating Segment [Member]
Segment Reporting (Details) - Schedule of segment reporting [Line Items]
Net interest income	(3,603)			(13,511)		(7,657)
Net fees and commissions income	(1,969)			(2,917)		(3,651)
Other operating income	74,119			42,087		61,803
Total operating revenue	68,547			25,659		50,495
Provisions for Expected Credit losses
Depreciation and amortization	(271)			(264)		(20)
Other operating expenses	(3,249)			(2,967)		(3,249)
Income attributable to associates	(91)			111		126
Income before income taxes	64,936			22,539		47,352
Assets	15,400,139			11,351,141		8,093,850
Liabilities	18,208,458			17,337,471		11,952,656
Subsidiaries [Member] | Operating Segment [Member]
Segment Reporting (Details) - Schedule of segment reporting [Line Items]
Net interest income	(1,923)			(7,650)		(8,994)
Net fees and commissions income	143,863			153,330		145,704
Other operating income	35,991			53,931		33,341
Total operating revenue	177,931			199,611		170,051
Provisions for Expected Credit losses	(380)			(66)		118
Depreciation and amortization	(5,998)			(5,846)		(3,011)
Other operating expenses	(106,591)			(111,499)		(105,906)
Income attributable to associates	472			493		462
Income before income taxes	65,434			82,693		61,714
Assets	830,910			964,695		925,440
Liabilities	660,869			781,052		764,736
Reclassifications and adjustments to conform IFRS | Operating Segment [Member]
Segment Reporting (Details) - Schedule of segment reporting [Line Items]
Net interest income	4,925			5,455		4,763
Net fees and commissions income	(16,863)			(10,948)		(12,168)
Other operating income	(13,475)			(18,758)		(34,798)
Total operating revenue	(25,413)	[1]		(24,251)	[2]	(42,203)	[3]
Provisions for Expected Credit losses	(84,426)	[4]		15,673	[5]	31,639	[6]
Depreciation and amortization
Other operating expenses	26,059	[7]		23,703	[8]	23,006	[9]
Income attributable to associates	(438)			(411)		(444)
Income before income taxes	(84,218)			14,714		11,998
Income taxes	22,739	[10]		(3,978)	[11]	(3,237)	[12]
Income after income taxes	(61,479)			10,736		8,761
Assets	(607,473)			(515,199)		(612,545)
Current and deferred taxes	(65,428)			(89,655)		(85,082)
Total assets	(672,901)	[13]		(604,854)	[14]	(697,627)	[15]
Liabilities	(943,714)			(982,392)		(1,067,190)
Current and deferred taxes
Total liabilities	$ (943,714)	[16]		$ (982,392)	[17]	$ (1,067,190)	[18]

[1]	The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(21,480). In addition the total effect of IFRS adjustments is MCh$(3,933) which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.
[2]	The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(14,949). In addition the total effect of IFRS adjustments is MCh$(9,302) which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.
[3]	The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(14,990). In addition the total effect of IFRS adjustments is MCh$(27,213) which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.
[4]	The total effect relates to IFRS adjustments of MCh$(84,426), which mainly stems from differences in the calculation of allowances for ECL.
[5]	The total effect relates to IFRS adjustments of MCh$15,673, which mainly stems from differences in the calculation of allowances for ECL.
[6]	The total effect relates to IFRS adjustments of MCh$31,639, which mainly stems from differences in the calculation of allowances for ECL.
[7]	The total effect due to the elimination adjustments to conform other operating expenses is MCh$21,480. In addition the total effect of IFRS adjustments is MCh$4,579, which mainly represents reversal of write-offs of assets received in lieu of payments.
[8]	The total effect due to the elimination adjustments to conform other operating expenses is MCh$14,949. In addition the total effect of IFRS adjustments is MCh$8,754, which mainly represents reversal of write-offs of assets received in lieu of payments.
[9]	The total effect due to the elimination adjustments to conform other operating expenses is MCh$14,990. In addition the total effect of IFRS adjustments is MCh$8,016, which mainly represents reversal of write-offs of assets received in lieu of payments.
[10]	The total effect relates to IFRS adjustments of MCh$22,739, which stems from deferred taxes.
[11]	The total effect relates to IFRS adjustments of MCh$(3,978), which stems from deferred taxes.
[12]	The total effect relates to IFRS adjustments of MCh$(3,237), which stems from deferred taxes.
[13]	The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(128,730). In addition the total effect of IFRS adjustments in assets is MCh$(544,171), which mainly stems from differences in the calculation of allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects and settlement of transactions in the course of collection.
[14]	The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(345,395). In addition the total effect of IFRS adjustments in assets is MCh$(259,459), which mainly stems from differences in the calculation of allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects and settlement of transactions in the course of collection.
[15]	The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(388,615). In addition the total effect of IFRS adjustments in assets is MCh$(309,012), which mainly stems from differences in the calculation of allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects and settlement of transactions in the course of collection.
[16]	The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(128,730). In addition the total effect of IFRS adjustments in liabilities is MCh$(814,984), which mainly stems from provision for minimum dividends and differences in the calculation of allowances for loan losses.
[17]	The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(345,395). In addition the total effect of IFRS adjustments in liabilities is MCh$(636,997), which mainly stems from provision for minimum dividends and differences in the calculation of allowances for loan losses.
[18]	The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(388,615). In addition the total effect of IFRS adjustments in liabilities is MCh$(678,575), which mainly stems from provision for minimum dividends and differences in the calculation of allowances for loan losses.